Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Aug. 29, 2013
Martin Focused Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Martin Focused Value Fund (the “Fund”) is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. For the period May 4, 2012 (commencement of operations) to April 30, 2013, the Fund’s portfolio turnover rate was 108.05%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	108.05%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the adviser’s agreement to waive fees and/or reimburse expenses for one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve long-term growth of capital by investing in companies that are undervalued as determined by Martin Capital Management, LLC, the Fund's Adviser. When selecting equity securities for the Fund's portfolio, the Adviser focuses on three critical variables that it believes drive the long-term performance of a company's stock:

  quality of the business;

  quality of the management running the business; and

  price of the stock.

For each stock reviewed by the Adviser, the Adviser assigns a grade to each variable to determine whether or not to purchase the stock. When grading the quality of a company's business, the Adviser rates highly those companies that have a competitive advantage or durable brand, high profit margins and returns on capital, sustainable results and/or low-cost operations, compared to other companies in comparable industries. When grading the quality of a company's management, the Adviser ranks highly those companies run by management executives who appear to be responsible stewards of the company, based on management's record and reputation for honesty and ethical dealing. Quantitative measures also are considered, including management's ownership of the company's shares, and whether management's history of acquisitions reflects a practice of acquiring good businesses at bargain prices that result in high returns on capital. When grading the price of the stock, the Adviser determines whether it classifies the stock as over- or under-priced. In this process, the Adviser reviews various factors that assist it in placing a value on the business. In addition to the factors described above, the Adviser reviews financial data in order to estimate future cash flows. The Adviser also applies various valuation metrics, such as price to earnings, price to sales, and price to book ratios. The Adviser believes that undervalued companies offer the best growth prospects and the least business risk generally.

The Adviser adheres to its disciplined research process and seeks to take advantage of securities when they are clearly "on sale." If the Adviser believes a company's stock is underpriced, it views the stock as "on sale." When estimating a company's intrinsic value, the Adviser reviews economic and financial factors, including the overall economy, industry conditions and the financial condition and management of the company itself, to determine if the company is underpriced (indicating it might be a good time to buy) or overpriced (indicating it might be a good time to sell). If the Adviser determines that a company's stock is over-priced, the Fund will not purchase it even if the company and its management are graded highly by the Adviser. If there are no compelling bargains in the securities markets, the Fund may have a substantial portion of its assets in cash or cash equivalents.

The Fund actively seeks to preserve capital. As a result, the Fund may sell portfolio companies and hold a substantial portion of its assets in cash, cash equivalents, or short-term fixed income securities during periods when the Fund's Adviser is unable to identify sufficient companies that the Adviser believes are trading below their intrinsic value, or to maintain liquidity in anticipation of better long-term investment opportunities that the Adviser believes will become available. Cash equivalents include money market funds and investment grade short-term money market instruments (including U.S. Government and agency securities, commercial paper, certificates of deposit, and repurchase agreements). The Fund may not achieve its investment objective during periods when it maintains a substantial defensive position.

The Fund intends to focus its investments in the Adviser's best ideas. As a result, the Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular company compared with diversified funds.

The Fund invests primarily in equity securities of U.S. and foreign companies of any market capitalization, including small- and mid-cap companies. Equity securities in which the Fund may invest include common stocks, as well as securities convertible into common stocks and preferred stocks. The Fund typically invests in foreign companies through American Depositary Receipts or Global Depositary Receipts ("ADRs" and "GDRs"), which represent shares of a foreign company traded on a local exchange in the local currency. On a limited basis, the Fund may use derivative instruments in an effort to manage risk or generate returns. For example, the Fund may purchase put options on an equity index in an effort to profit from anticipated down periods in capital markets or purchase call options to profit from anticipated market increases .

The Fund may purchase fixed income securities of any maturity if the Adviser deems the risk/reward trade-off to be compelling. For example, from time to time market dislocations may provide opportunities to buy debt securities that sell at a discount to par. In such cases, the Fund may purchase debt that is senior to a company's equity, which offers capital appreciation potential similar to more junior securities. The Adviser seeks bonds that it believes are mispriced and likely to return to par over the long-term, which offer favorable current yield and the potential for future capital gains. Fixed income securities in which the Fund may invest include corporate debt, municipal securities, and securities issued by the U.S. Government and its agencies. The Fund will not invest more than 5% of assets in high yield/high risk fixed income securities rated below investment grade, typically known as "junk bonds."

		The Fund typically will sell securities of a portfolio company when the trading price of the company's stock exceeds the Adviser's estimate of the company's fundamental value, if there are other companies that the Adviser believes offer better value, and/or if there has been an adverse change in a company's business or management.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve risk, and the Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund investment, the Fund's returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

  Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

  Value Risk. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, these stocks can continue to be inexpensive for long periods of time and may never approach the value the Adviser has placed on them. The Adviser's value-oriented approach may fail to produce the intended results.

  Non-Diversification Risk. As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of companies. The poor performance of an individual security in the Fund's portfolio may have a greater negative impact on the Fund's performance than if the Fund's assets were diversified among a larger number of portfolio securities.

  Small and Mid-Cap Risk. Investments in small- and mid-cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than larger companies.

  Foreign Securities Risk. Investment in securities of foreign issuers (whether directly or through ADRs or GDRs) involves certain special risks. Foreign issuers and markets may not be subject to the same degree of regulation as U.S. issuers and markets. In addition to credit and market risk, investments in foreign securities involve sovereign risk, which includes fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in those countries. There may be less publicly available information about a foreign company than about a U.S. company. Securities of foreign companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Dividend and interest income from foreign securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Fund or its shareholders. Depositary receipts do not eliminate all of the risks associated with direct investment in the securities of foreign issuers.

  New Fund Risk. Although the Adviser has been managing private accounts on a discretionary basis using a value-oriented approach for many years, this is the first mutual fund managed by the Adviser.

  Fixed Income Risks. The value of fixed income securities may fluctuate based upon changes in interest rates and market conditions. As interest rates rise, the value of most fixed income securities decreases. Interest rate risk is greater for long-term debt securities than for short-term and floating rate securities. It is possible that an issuer of a debt security may be unable or unwilling to meet its obligations.

  Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund's share price or yield could fall. Securities of U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government. The U.S. Government's guarantee of ultimate payment of principal and timely payment of interest of any U.S. Government securities owned by the Fund does not imply that the Fund's shares are guaranteed or that the price of the Fund's shares will not fluctuate.

  Municipal Securities Risk. The value of municipal obligations can fluctuate over time, and may be affected by adverse political, legislative and tax changes, as well as by financial developments that affect the municipal issuers. Municipal securities are also subject to payment and liquidity risk.

  High Yield, High Risk Securities. The Fund would be subject to greater levels of interest rate and credit as a result of investing in high yield securities than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

  Derivatives Risk. Derivatives may have economic leverage inherent in their terms. As a result, a small investment in derivatives could have a potentially large impact on the Fund's performance; and certain gains or losses may be amplified, increasing the volatility of the share price of the Fund. Options in the Fund's portfolio involve higher risk and may subject the Fund to higher price volatility. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the Fund.

  Investment Company Securities Risk. When the Fund invests in another investment company (such as money market funds), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments of, or risks taken by, any underlying fund in which it invests.

  Defensive Risk. To the extent that the Fund attempts to hedge its portfolio or takes other defensive measures such as holding a significant portion of its assets in cash, cash equivalents, or short-term fixed income securities, the Fund may not achieve its investment objective. The Fund's performance may substantially trail that of its benchmark and of other mutual funds with similar investment objectives if equity markets rally while the Fund is engaged in defensive strategies.

  Turnover Risk. The Fund may at times have a portfolio turnover rate that is higher than other stock funds, which may result in increased brokerage and other expenses or higher current realization of capital gains and a potentially larger current tax liability.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

  Non-Diversification Risk. As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of companies. The poor performance of an individual security in the Fund's portfolio may have a greater negative impact on the Fund's performance than if the Fund's assets were diversified among a larger number of portfolio securities.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information will be available after the Fund completes a full year of operations.

		Performance data current to the most recent month end may be obtained by calling (855) 367-6383 or accessed on the Fund’s website at www.martinfocusedvaluefund.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 367-6383
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.martinfocusedvaluefund.com
Martin Focused Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.16%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.02%	[1]
1 year	rr_ExpenseExampleYear01	$ 104
3 years	rr_ExpenseExampleYear03	773
5 years	rr_ExpenseExampleYear05	1,467
10 years	rr_ExpenseExampleYear10	3,318
Martin Focused Value Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.56%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.42%	[1]
1 year	rr_ExpenseExampleYear01	145
3 years	rr_ExpenseExampleYear03	893
5 years	rr_ExpenseExampleYear05	1,663
10 years	rr_ExpenseExampleYear10	$ 3,686

[1]	The Fund's adviser contractually has agreed to waive its management fee and/or reimburse expenses through June 30, 2015 so that total annual Fund operating expenses (excluding brokerage fees and commissions; borrowing costs; taxes; acquired fund fees and expenses; Retail Class 12b-1 and administrative services fees and extraordinary litigation expenses) do not exceed 0.99% of the Fund's average daily net assets. Each fee waiver and expense reimbursement is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense or reimbursement was incurred, provided that the Fund is able to make the repayment without exceeding the applicable expense limitation. This expense cap may not be terminated prior to this date except by the Board of Trustees.